Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (Loss) Before Income Taxes

Income (loss) before income taxes consists of:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
PRC	17,783,174	16,877,599	18,193,808	2,620,453
Non-PRC	(3,298,768)	21,029,024	(3,684,601)	(530,693)

	14,484,406	37,906,623	14,509,207	2,089,760

Components of Income Tax

Income taxes consist of:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax	2,942,173	3,213,638	3,461,853	498,612
Income tax refund due to reduced tax rate	(17,553)	—	(534,698)	(77,013)
Adjustments of deferred tax assets due to change in tax rates	28,146	79,947	(12,085)	(1,741)
Deferred income tax (benefit) expense	(721,594)	2,180,792	(1,476)	(213)

	2,231,172	5,474,377	2,913,594	419,645

Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax income is as follows:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands, except for per share data)
Expected taxation at PRC statutory tax rate	3,587,693	9,476,656	3,627,302	522,441
Effect of differing tax rates in different jurisdictions	676,663	(5,253,700)	735,566	105,944
Non-taxable income	(12,504)	(65,411)	(73,226)	(10,547)
Non-deductible expenses	123,245	165,264	114,534	16,496
Research and development super-deduction	(538,305)	(767,858)	(725,800)	(104,537)
Effect of PRC preferential tax rates and tax holiday	(1,897,184)	(1,547,392)	(1,851,421)	(266,660)
Effect of tax rate changes on deferred taxes	28,146	79,947	(12,085)	(1,741)
Over-accrued EIT for previous years	(153,121)	(248,673)	(519,631)	(74,842)
PRC withholding tax	—	2,470,733	282,838	40,737
Addition to valuation allowance	416,539	1,164,811	1,335,517	192,354

Taxation for the year	2,231,172	5,474,377	2,913,594	419,645

Effective tax rate	15.41%	14.44%	20.08%	20.08%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share	53.61	44.31	53.41	7.69

Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Balances

The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2015 and 2016 are as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Deferred tax assets:
Provision for doubtful receivables	120,612	137,901	19,862
Accrued expenses, payroll and others	1,745,810	2,715,136	391,061
Fixed assets depreciation	19,659	26,421	3,805
Net operating loss carry-forward	1,320,496	1,727,031	248,744
Less: valuation allowance	(2,198,403)	(3,506,259)	(505,006)

Deferred tax assets, net	1,008,174	1,100,230	158,466

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	359,531	248,251	35,756
Withholding tax on PRC subsidiaries’ undistributed earnings	592,719	632,859	91,151
Withholding tax on capital gains derived from PRC	2,489,040	2,708,125	390,050

	3,441,290	3,589,235	516,957